Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments and Other Current Assets [Abstract]
Schedule of Prepayments and Other Current Assets	Prepayments and other current assets consisted of the following at December 31:
	2025	2024
Other deposits	$788,758	$11,063
Prepayments	1,622	3,183
	$790,380	$14,246